Borrowings	12 Months Ended
Dec. 31, 2019
BORROWINGS [Abstract]
BORROWINGS

NOTE 10: BORROWINGS

Borrowings consist of the following:

	December 31, 2019	December 31, 2018
Senior Notes	$375,000	$375,000
Term Loan B Facility	$98,000	$99,000
Notes Payable	$22,469	$26,875
BBVA loan	$14,275	$19,300
Term Bank loan	$10,500	$11,900
Credit agreement for a river and estuary tanker	$—	$5,909
Loan for Nazira	$115	$184

Total borrowings	520,359	538,168
Less: current portion	(12,215)	(14,578)
Less: deferred financing costs, net	(5,430)	(7,982)

Total long-term borrowings	$502,714	$515,608

2022 Senior Notes

On April 22, 2014, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together with Navios Logistics, the “Co-Issuers”) issued $375,000 in aggregate principal amount of Senior Notes due on May 1, 2022 (the “2022 Senior Notes”), at a fixed rate of 7.25%. The 2022 Senior Notes are unregistered and are fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics’ direct and indirect subsidiaries except for Horamar do Brasil Navegação Ltda (“Horamar do Brasil”), Naviera Alto Parana S.A. (“Naviera Alto Parana”) and Terra Norte Group S.A. (“Terra Norte”), which are deemed to be immaterial, and Logistics Finance, which is the co-issuer of the 2022 Senior Notes. The subsidiary guarantees are “full and unconditional,” except that the indenture provides for an individual subsidiary’s guarantee to be automatically released in certain customary circumstances, such as in connection with a sale or other disposition of all or substantially all of the assets of the subsidiary, in connection with the sale of a majority of the capital stock of the subsidiary, if the subsidiary is designated as an “unrestricted subsidiary” in accordance with the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2022 Senior Notes.

The Co-Issuers have the option to redeem the 2022 Senior Notes in whole or in part, at their option, at any time on or after May 1, 2019, at a fixed price of 101.813%, which price declines ratably until it reaches par in May 2020. Upon the occurrence of certain change of control events, the holders of the 2022 Senior Notes will have the right to require the Co-Issuers to repurchase some or all of the 2022 Senior Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

As of December 31, 2019 and December 31, 2018, deferred financing costs associated with the 2022 Senior Notes amounted to $3,323 and $4,576, respectively. Interest expense associated with the senior notes amounted to $27,188, $27,188 and $27,188 for the years ended December 31, 2019, 2018 and 2017, respectively.

The indenture governing the 2022 Senior Notes contains covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics’ properties and assets and creation or designation of restricted subsidiaries.

The indenture governing the 2022 Senior Notes includes customary events of default.

In addition, there are no significant restrictions on (i) the ability of the issuer (or co-issuer) or any guarantor subsidiaries of the 2022 Senior Notes to obtain funds by dividend or loan from any of their subsidiaries or (ii) the ability of any subsidiaries to transfer funds to the issuer (or co-issuer) or any guarantor subsidiaries.

Term Loan B Facility

On November 3, 2017, Navios Logistics and Logistics Finance, as co-borrowers, completed the issuance of a $100,000 Term Loan B Facility (the “Term Loan B Facility”). The Term Loan B Facility bears an interest rate of LIBOR plus 475 basis points and has a four-year term with 1.0% amortization per annum. The Term Loan B Facility is fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics’ direct and indirect subsidiaries except for Horamar do Brasil, Naviera Alto Parana and Terra Norte, which are deemed to be immaterial, and Logistics Finance, which is the co-borrower of the Term Loan B Facility. The subsidiary guarantees are “full and unconditional,” except that the credit agreement governing the Term Loan B Facility provides for an individual subsidiary’s guarantee to be automatically released in certain circumstances. The Term Loan B Facility is secured by first priority mortgages on four tanker vessels servicing Navios Logistics cabotage business (on August 28, 2019, one tanker vessel was added as collateral in substitution of two tanker vessels), as well as by assignments of the revenues arising from certain time charter contracts, and an iron ore port contract.

The Term Loan B Facility contains restrictive covenants including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. The Term Loan B Facility also provides for customary events of default, including change of control.

As of December 31, 2019, a balance of $98,000 was outstanding under the Term Loan B Facility.

As of December 31, 2019 and December 31, 2018, unamortized deferred financing costs associated with the Term Loan B Facility amounted to $2,056 and $3,188, respectively. Interest expense associated with the Term Loan B Facility amounted to $7,150, $7,171 and $1,006 for the year ended December 31, 2019, 2018 and 2017, respectively.

Notes Payable

In connection with the purchase of mechanical equipment for the expansion of its dry port terminal, the Company entered into an unsecured export financing line of credit for a total amount of $41,964, including all related fixed financing costs of $5,949, available in multiple drawings upon the completion of certain milestones (“Drawdown Events”). The Company incurs the obligation for the respective amount drawn by signing promissory notes (“Notes Payable”). Each drawdown is repayable in 16 consecutive semi-annual installments, starting six months after the completion of each Drawdown Event. Together with each Note Payable, the Company shall pay interest equal to six-month LIBOR. The unsecured export financing line is fully and unconditionally guaranteed by Ponte Rio S.A. As of December 31, 2019, the Company had drawn the total available amount and the outstanding balance of Notes Payable was $22,469.

Interest expense associated with the Notes Payable amounted to $1,591, $1,775 and $1,013 for the year ended December 31, 2019, December 31, 2018 and December 31, 2017, respectively.

Other Indebtedness

On December 15, 2016, the Company entered into a $25,000 facility with Banco Bilbao Vizcaya Argentaria Uruguay S.A. (“BBVA”), for general corporate purposes. The loan bears interest at a rate of LIBOR (180 days) plus 325 basis points. The loan is repayable in twenty quarterly installments, the first payment of which was due on June 19, 2017, and secured by assignments of certain receivables. As of December 31, 2019, the outstanding amount of the loan was $14,275.

On May 18, 2017, the Company entered into a $14,000 term loan facility (the “Term Bank Loan”) in order to finance the acquisition of two product tankers. The Term Bank Loan bears interest at a rate of LIBOR (90 days) plus 315 basis points and is repayable in twenty quarterly installments with a final balloon payment of $7,000 on the last repayment date. As of December 31, 2019, the outstanding amount of the Term Bank Loan was $10,500. As of December 31, 2019 and December 31, 2018, unamortized deferred financing costs associated with the Term Bank Loan amounted to $51 and $73, respectively.

On August 17, 2018, the Company entered into a $6,781 (€6,200) credit agreement in order to finance the 50% of the purchase price of a river and estuary tanker. The credit agreement bears interest at a fixed rate of 675 basis points and is repayable in 24 monthly installments with the final repayment in August 17, 2020. On August 26, 2019, the Company prepaid the total outstanding balance of the credit agreement for a river and estuary tanker, which was $3,472 (€3,100).

In connection with the acquisition of Hidronave S.A. on October 29, 2009, the Company assumed a $817 loan facility that was entered into by Hidronave S.A. in 2001, in order to finance the construction of the pushboat Nazira. As of December 31, 2019, the outstanding loan balance was $115. The loan facility bears interest at a fixed rate of 600 basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021.

In connection with the loan and other long term liabilities, the Company is subject to certain covenants, commitments, limitations and restrictions.

The Company was in compliance with all the covenants as of December 31, 2019.

The annual weighted average interest rates of the Company’s total borrowings were 7.12%, 7.04% and 6.13% for the year ended December 31, 2019, 2018 and 2017, respectively.

The maturity table below reflects future payments of the long-term debt outstanding as of December 31, 2019, for the next five years and thereafter.

Year	Amount in thousands of U.S. dollars
2020	$13,360
2021	110,257
2022	389,205
2023	5,012
2024	2,443
2025 and thereafter	82

Total	$520,359